Stock Option Plan (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of information about fixed stock options
Number of options, outstanding	48,987
Number of options, exercisable	11,453
Aggregate intrinsic value of stock option awards outstanding	$ 441
Aggregate intrinsic value of stock options exercisable	$ 155
11.46 to 17.19 [Member]
Summary of information about fixed stock options
Number of options, outstanding	1,401
Weighted average exercise price per option, outstanding	$ 16.88
Weighted average remaining contractual life (in years), outstanding	3 months 18 days
Number of options, exercisable	734
Weighted average exercise price per option, exercisable	$ 16.88
Weighted average remaining contractual life (in years), exercisable	3 months 18 days
17.20 to 25.79 [Member]
Summary of information about fixed stock options
Number of options, outstanding	5,981
Weighted average exercise price per option, outstanding	$ 23.03
Weighted average remaining contractual life (in years), outstanding	1 year 9 months 18 days
Number of options, exercisable	2,938
Weighted average exercise price per option, exercisable	$ 23.49
Weighted average remaining contractual life (in years), exercisable	2 years
25.80 to 38.70 [Member]
Summary of information about fixed stock options
Number of options, outstanding	31,855
Weighted average exercise price per option, outstanding	$ 34.97
Weighted average remaining contractual life (in years), outstanding	5 years 10 months 24 days
Number of options, exercisable	7,406
Weighted average exercise price per option, exercisable	$ 32.91
Weighted average remaining contractual life (in years), exercisable	5 years 2 months 12 days
38.71 to 43.25 [Member]
Summary of information about fixed stock options
Number of options, outstanding	9,750
Weighted average exercise price per option, outstanding	$ 41.22
Weighted average remaining contractual life (in years), outstanding	8 years 9 months 18 days
Number of options, exercisable	375
Weighted average exercise price per option, exercisable	$ 39.88
Weighted average remaining contractual life (in years), exercisable	8 years 1 month 6 days